Stockholders' Equity - Summary of Non-controlling Interests (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	R$ 13,684	R$ 12,978		R$ 12,289
Net Income	732	32	R$ 389
Itau CorpBanca [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	11,645	11,144
Net Income	539	(38)
Itau Corpbanca Colombia S.A. [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	1,268	1,203
Net Income	(2)	(50)
Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	364	297
Net Income	105	70
Luizacred S A Soc Cred Financiamento Investimento [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	288	241
Net Income	44	24
Others [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	119	93
Net Income	R$ 46	R$ 26